Investment Strategy	Apr. 29, 2026
Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund seeks to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in countries of emerging and frontier markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in countries represented in the MSCI Emerging Markets Index. The countries represented in the MSCI Emerging Markets Index include markets that may be less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity, and regulation. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts or participatory notes, and may invest in preferred stocks, convertible securities, rights and warrants. Under normal circumstances, the Fund is expected to invest to a significant extent (up to 70% of the Fund’s net assets) in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The portfolio managers also have flexibility to implement the Fund’s investment strategy through investing in active ETFs and ETFs that track relevant equity indices. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings (“IPOs”). In addition, investment is permitted in securities offerings that are not registered in the U.S.

The portfolio managers primarily employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select companies without being constrained by the MSCI Emerging Markets benchmark. The portfolio managers may reference the benchmark to set limits on the relative weighting of countries in the portfolio. The portfolio managers can also consider macro-economic factors when identifying potential investments. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 60 and 100 growth companies with the potential to outperform the Fund’s benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund expects to invest significantly in Chinese companies including through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook. When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund’s investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund seeks to meet its objective by investing in an international portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

The Fund invests predominantly in securities issued by companies located in countries represented in the MSCI ACWI ex USA Index which includes issuers from a range of developed and emerging market countries. The Fund may invest to a lesser extent in frontier markets. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities, rights and warrants. Under normal circumstances, the Fund may invest to a significant extent (up to 30% of the Fund’s net assets) in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The portfolio managers also have flexibility to implement the Fund’s investment strategy through investing in active ETFs and ETFs that track relevant equity indices. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings (“IPOs”). In addition, investment is permitted in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and principally select companies without being constrained by the MSCI ACWI ex USA benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 60 and 90 growth companies with the potential to outperform the Fund’s benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund expects to invest in Chinese companies, among other means, through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook. When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund’s investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

The Fund may invest up to 20% of its net assets in common stocks and other equities of companies located in the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities, rights and warrants. Under normal circumstances, the Fund may invest to a significant extent (up to 30% of the Fund’s net assets) in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The portfolio managers also have flexibility to implement the Fund’s investment strategy through investing in active ETFs and ETFs that track relevant equity indices. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings (“IPOs”). In addition, investment is permitted in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and principally select companies without being constrained by the MSCI ACWI ex USA benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 20 and 35 growth companies with the potential to outperform the Fund’s benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook. When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund’s investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund seeks to meet its objective by investing in a portfolio of global common stocks and other equity securities without reference to benchmark constraints.

While the portfolio managers are not constrained by geographic limitations, the Fund ordinarily invests in securities of issuers located in at least six different countries. In addition, under normal circumstances, the Fund invests at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, invests at least 30% of its total assets in companies located outside the U.S. The Fund may invest in issuers located in emerging markets.

The Fund does not apply specific constraints with respect to market capitalization and may participate in initial public offerings (“IPOs”). In addition, investment is permitted in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select investments without regard to the geographic, industry, sector, or individual company weightings on any index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 30 and 60 growth companies with the potential to outperform the Fund’s benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries, and the Fund expects to have considerable exposure to Chinese companies including through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook.

When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that they believe are material to managing the Fund’s investment risks and maximizing capital appreciation. The Manager believes that a company selected for the Fund’s portfolio is unlikely to be financially sustainable in the long run if the portfolio managers believe that its approach to business is fundamentally out of line with changing societal expectations. The portfolio managers employ an investment process designed to identify companies with practices they believe are aligned with sustainable financial growth over the long-term, including environmental, social, and/or governance characteristics, such as stewardship, sustainable business practices, and/or corporate culture. With respect to the consideration of a company’s environmental characteristics, the portfolio managers believe that the possibility of climate-related disruptions and the related transition to a low-carbon economy present opportunities for, and specific risks relevant to, the Fund’s holdings. As a result, the portfolio managers generally seek to invest the Fund’s assets in companies that they believe are “climate-fit” for the future, which are companies that take appropriate steps (in the view of and as determined by the portfolio managers) to (i) reduce their direct and indirect greenhouse gas emissions (i.e., pursue “net zero” carbon emission ambitions or targets), (ii) integrate the related challenges into business strategies (i.e., the company undertakes steps to understand and manage the related technological, market and environmental changes confronting its business), and/or (iii) provide robust disclosure on climate change and other significant environmental issues so that investors can better assess the related investment risks and opportunities to such company. However, the portfolio managers do not employ categorical restrictions or exclusions in assessing a company’s climate-fitness. The portfolio managers expect that companies that they assess as climate-fit under the Fund’s investment process will ultimately correlate with companies that themselves are aligned with a broader global transition toward net zero carbon emissions.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities, rights and warrants. Under normal circumstances, the Fund may invest to a significant extent (up to 30% of the Fund’s net assets) in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The portfolio managers also have flexibility to implement the Fund’s investment strategy through investing in active ETFs and ETFs that track relevant equity indices. The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund seeks to meet its objective by investing in a portfolio of equities, which include common stock and other equity securities, of issuers located in the U.S.

The portfolio managers seek to identify exceptional growth businesses in the U.S. and to own them for long enough that the advantages of their business models and the strength of their cultures support positive relative performance over the long term.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities, rights and warrants. The portfolio managers also have flexibility to implement the Fund’s investment strategy through investing in active ETFs and ETFs that track relevant equity indices. The Fund typically invests primarily in issuers with a market capitalization of more than $1.5 billion at the time of purchase and may participate in initial public offerings (“IPOs”).

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select companies without being constrained by a benchmark. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 30 and 50 growth companies with the potential to outperform the Fund’s benchmarks over the long term. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook. When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund’s investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.